GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

Changes in the carrying amount of goodwill allocated to its reporting units for the year ended December 31, 2024, and 2023 are as follows:

	Soft	Durum	Couscous
	Wheat	Wheat	and Pasta	Total
	(in thousands)
Balance at December 31, 2022	$31,410	$2,277	$7,981	$41,668
Foreign currency exchange adjustments	1,741	134	468	2,343
Balance at December 31, 2023	$33,151	$2,411	$8,449	$44,011
Foreign currency exchange adjustments	(890)	(52)	(183)	(1,125)
Balance at December 31, 2024	$32,261	$2,359	$8,266	$42,886

SCHEDULE OF INTANGIBLE ASSETS

Changes in the carrying amount of intangible assets for the year ended December 31, 2024, and 2023 are as follows:

	Trade	Customer	Other	Intangible
	names	relationships	intangibles	Assets
	(in thousands)
Balance at December 31, 2022	$927	$1,796	$1,000	$3,723
Acquisitions	-	-	987	987
Amortization	-	(92)	(167)	(259)
Foreign currency exchange adjustments	40	71	86	197
Balance at December 31, 2023	$967	$1,775	$1,906	$4,648
Acquisitions	-	-	283	283
Amortization	-	(93)	(259)	(352)
Foreign currency exchange adjustments	(47)	(89)	(39)	(175)
Balance at December 31, 2024	$920	$1,593	$1,891	$4,404

SCHEDULE OF FUTURE INTANGIBLE AMORTIZATION

As of December 31, 2024, the weighted-average remaining amortization period for intangibles other than goodwill is 8.3 years and future intangible amortization is expected to total the following:

(in thousands)
2025	$600
2026	600
2027	600
2028	475
2029	349
Thereafter	860
Total amortization	$3,484